ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Tables)	12 Months Ended
Dec. 31, 2013
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances

	At December 31,
	2011	2012	2013
Beginning of the year	$2,412,695	$1,090,274	$1,821,755
(Reversal)allowances made during the year	(1,402,085)	852,278	3,459,401
Write off	—	(143,197)	(485,807)
Foreign exchange effect	79,664	22,400	74,593
Closing balance	$1,090,274	$1,821,755	$4,869,942

Allowances for other receivables
ALLOWANCE
Schedule of allowances

	At December 31,
	2011	2012	2013
Beginning of the year	$8,733,597	$8,739,314	$8,695,727
Allowances made during the year	—	3,412	203,101
Write off	—	(47,702)	—
Foreign exchange effect	5,717	703	5,706
Closing balance	$8,739,314	$8,695,727	$8,904,534

Allowances for advances for purchases of property, plant and equipment
ALLOWANCE
Schedule of allowances

	At December 31,
	2011	2012	2013
Beginning of the year	$887,888	$1,267,565	$1,275,355
Allowances (reversal) made during the year	321,430	(5,125)	(6,640)
Foreign exchange effect	58,247	12,915	37,424
Closing balance	$1,267,565	$1,275,355	$1,306,139

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances

	At December 31,
	2011	2012	2013
Beginning of the year	$4,661,198	$4,405,850	$4,424,649
(Reversal) allowances made during the year	(294,013)	1,713	2,629
Foreign exchange effect	38,665	17,086	15,349
Closing balance	$4,405,850	$4,424,649	$4,442,627